Reverse Recapitalization - Schedule of common stock shares issued following the consummation of business combination (Details)	12 Months Ended
Dec. 31, 2021 shares
Disclosure Of Common Stock Shares Issued Following The Consummation Of Business Combination [Line Items]
Beginning Balance (in Shares)	32,184,263
Ending Balance (in shares)	48,627,739
Common Stock [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Business Combination [Line Items]
Beginning Balance (in Shares)	32,184,263
Ending Balance (in shares)	48,627,739
Reverse Recapitalization [Member] | PIPE Investment [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Business Combination [Line Items]
Stock issued during period new shares issued	7,500,000
Reverse Recapitalization [Member] | Founder and Representative Shares [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Business Combination [Line Items]
Stock issued during period new shares issued	2,910,000
Reverse Recapitalization [Member] | Common Stock [Member] | Merger And Investment [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Business Combination [Line Items]
Stock issued during period new shares issued	13,191,648
Reverse Recapitalization [Member] | Common Stock [Member] | Immediately After Business Combination [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Business Combination [Line Items]
Ending Balance (in shares)	48,296,484
Reverse Recapitalization [Member] | Galileo [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Business Combination [Line Items]
Less: redemption of Galileo shares	(11,018,352)
Reverse Recapitalization [Member] | Galileo [Member] | Common Stock [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Business Combination [Line Items]
Stock issued during period new shares issued	2,781,648
Reverse Recapitalization [Member] | Shapeways Inc [Member] | Common Stock [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Business Combination [Line Items]
Stock issued during period new shares issued	35,104,836
Reverse Recapitalization [Member] | Prior to business combination [Member] | Common Stock [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Business Combination [Line Items]
Beginning Balance (in Shares)	13,800,000